RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of research and development expenses

in € thousand	2023	2022	2021
Personnel expenses	(2,261)	(1,888)	(1,319)
Depreciation/amortization	(877)	(910)	(627)
Legal and consulting fees	(587)	(614)	(422)
R&D related external administration	(906)	(856)	(282)
Other research and development expenses	(517)	(549)	(83)
Total research and development expenses	(5,148)	(4,818)	(2,733)